Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of December 31:

	2017	2016
Noncurrent:
Deferred tax assets:
Tax loss	$1,250,100	$1,941,500
Valuation allowance	(1,250,100)	(1,941,500)

Total deferred tax assets, noncurrent	$-	$-

Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax

The reasons for the difference between actual income tax expense (benefit) for the years ended December 31, 2017 and 2016, and the amount computed by applying the statutory federal income tax rate to losses before income tax (benefit) are as follows:

	2017		2016
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings

Income tax benefit at statutory rate	$(92,200)	(34.0%)	(2,300)	(34.0%)
State income taxes, net of federal tax benefit	(5,400)	(2.0%)	(100)	(1.5%)
Change in valuation allowance	97,600	36.0%	2,400	35.5%

Income tax benefit	$-	0.0%	$-	0.0%